Significant event (Details Narrative) - Forekast limited [member] - USD ($)	Sep. 05, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Par value per share	$ 0.0001	$ 1	$ 1
Subsequent Event [Member] | Merger agreement [member] | Forekast group [member]
Subsequent Event [Line Items]
Aggregate consideration	$ 105,000,000
Number of shares issued	10,500,000
Sale of stock, price per share	$ 10.00